As filed with the Securities and Exchange Commission on August 6, 1999
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]
      Pre-Effective Amendment No.  ____   [___]
      Post-Effective Amendment No.   85   [ X ]
                                    ----
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]

      Amendment No.                  40   [ X ]
                                    ----

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on _________________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on ________________pursuant to paragraph (a)(1)
 X   75 days after filing pursuant to paragraph (a)(2)
___  on _______________pursuant to paragraph (a)(2)

      Neuberger   Berman   Equity   Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 85 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 85 ON FORM N-1A


      This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 85 on Form N-1A

      Neuberger Berman Large Cap Growth Fund
      --------------------------------------

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.

[]                  Subject to Completion             , 1999    NEUBERGER BERMAN

NEUBERGER BERMAN
LARGE-CAP GROWTH FUND-SM-
--------------------------------------------------------------------------------
                    PROSPECTUS            , 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS
-----------------

            NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Large-Cap Growth Fund

            YOUR INVESTMENT

     6 ......  Share Prices

     7 ......  Privileges and Services

     8 ......  Distributions and Taxes

    10 ......  Maintaining Your Account

    14 ......  Buying and Selling Shares

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $57.0 billion in total assets (as of June 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A GROWTH APPROACH

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 12 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

PHOTO

NEUBERGER BERMAN
LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                              PORTFOLIO MANAGERS

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They typically have a variety of products and business lines, an experienced management team and a sound financial base that can help them weather bad times.

Because of their size, large companies may grow at a slower rate than small companies. But their returns have sometimes led those of smaller companies, often with lower volatility.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries in order to moderate the fund's performance variability.

The managers employ a disciplined investment strategy when selecting growth stocks. They seek to buy companies with strong earnings growth and with the potential for upward earnings revisions priced at an attractive level relative to its growth rate. Factors in identifying these firms may include:

- solid balance sheets

- earnings that have exceeded analysts' expectations

- a strong position relative to competitors

- a stock price that is reasonable in light of its growth rate

The managers also follow a disciplined selling strategy and may eliminate a stock from the portfolio when the company's fundamentals deteriorate, a target price is reached, or when it appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                 Large-Cap Growth Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio manager expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      4  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.550% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON]
         The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.81
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     0.99
                                              ....
EQUALS:  Total annual operating expenses      1.80
MINUS:   Expense reimbursement                0.30
                                              ....
EQUALS:  Net expenses                         1.50

 * NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS AND THE REPAYMENT IS MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 12.

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
--------------------------------------
Expenses               $153     $474

Because the fund is new it does not have performance or financial highlights to report.

                                 Large Cap Growth Fund   5

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      6  Neuberger Berman

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

As a Neuberger Berman funds shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nbfunds.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-REGISTERED TRADEMARK- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

                                       Your Investment   7

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Unless you tell us otherwise, your income and capital gain distributions from the fund will be reinvested in the fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar on facing page) will help clarify this for you.

                      8  Neuberger Berman

------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax consequences. The exception, once again, is tax-advantaged retirement accounts.

                                       Your Investment   9

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, or if the IRS tells us that you are subject to backup withholding, the IRS requires the fund to withhold 31% of all money you receive from the fund, whether from selling shares or from distributions.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.

WHEN YOU BUY SHARES -- Instructions for buying shares are on pages 14 and 15. Whenever you make an initial investment in the fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

The fund does not generally issue certificates for shares, although you can request them. Please note, however, that the only way to sell those shares is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

WHEN YOU SELL SHARES -- Instructions for selling shares are on pages 16 and 17. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                      10  Neuberger Berman

------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

                                      Your Investment   11

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

FUND STRUCTURE
The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus, we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in the funds, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders to buy, sell, or exchange shares. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the fund and its representatives

                      12  Neuberger Berman

------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro occurring in steps between now and 7/1/02 and the ability of computer systems to recognize the Year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                                      Your Investment   13

BUYING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

All wires must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER
(with follow-up payment)

All phone investment orders must be for at least $1,000

The money for your shares must be received within three days after you place your order, or your order may be cancelled

You will be responsible for any losses or fees resulting from a cancelled order; if necessary, we may sell other shares belonging to you in order to cover these losses

Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      14  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

Follow up with a wire, electronic transfer, or check
(via express delivery)

To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   15

SELLING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee (see page 11)

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

                      16  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nbfunds.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Draw up a request to sell shares as described above

Fax it to 212-476-8848

Call 800-877-9700 to make sure your fax arrived and is in order

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   17

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OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN LARGE-CAP GROWTH FUND

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on the fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on the fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR8010699                             SEC file number: 811-582

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.

[]                  Subject to Completion             , 1999    NEUBERGER BERMAN

NEUBERGER BERMAN
LARGE-CAP GROWTH FUND-SM-
--------------------------------------------------------------------------------
                    PROSPECTUS            , 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

                        Third Party Prospectus

CONTENTS
-----------------

            NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Large-Cap Growth Fund

            YOUR INVESTMENT

     6 ......  Maintaining Your Account

     8 ......  Share Prices

     9 ......  Distributions and Taxes

    11 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $57.0 billion in total assets (as of June 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A GROWTH APPROACH

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 11 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

PHOTO

NEUBERGER BERMAN
LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                              PORTFOLIO MANAGERS

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They typically have a variety of products and business lines, an experienced management team and a sound financial base that can help them weather bad times.

Because of their size, large companies may grow at a slower rate than small companies. But their returns have sometimes led those of smaller companies, often with lower volatility.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries in order to moderate the fund's performance variability.

The managers employ a disciplined investment strategy when selecting growth stocks. They seek to buy companies with strong earnings growth and with the potential for upward earnings revisions priced at an attractive level relative to its growth rate. Factors in identifying these firms may include:

- solid balance sheets

- earnings that have exceeded analysts' expectations

- a strong position relative to competitors

- a stock price that is reasonable in light of its growth rate

The managers also follow a disciplined selling strategy and may eliminate a stock from the portfolio when the company's fundamentals deteriorate, a target price is reached, or when it appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                 Large-Cap Growth Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio manager expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      4  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.550% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON]
         The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.81
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     0.99
                                              ....
EQUALS:  Total annual operating expenses      1.80
MINUS:   Expense reimbursement                0.30
                                              ....
EQUALS:  Net expenses                         1.50

 * NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS AND THE REPAYMENT IS MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 11.

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
--------------------------------------
Expenses               $153     $474

Because the fund is new it does not have performance or financial highlights to report.

                                 Large Cap Growth Fund   5

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      6  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   7

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      8  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your investment provider about whether your income and capital gains distributions from the fund will be reinvested in the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                       Your Investment   9

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000 ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro occuring in steps between now and 7/1/02, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      10  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   11

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN LARGE-CAP GROWTH FUND

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR9370899                             SEC file number: 811-582

--------------------------------------------------------------------------------
              NEUBERGER BERMAN LARGE-CAP GROWTH FUND AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED _________, 1999

                               NO-LOAD MUTUAL FUND
              605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180
                             TOLL-FREE 800-877-9700
--------------------------------------------------------------------------------


            Neuberger Berman Large-Cap Growth Fund ("Fund"), a series of Neuberger Berman Equity Funds ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated ______________. The Fund invests all of its net investable assets in Neuberger Berman Large-Cap Growth Portfolio ("Portfolio").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1999 Neuberger Berman Management Inc.

                               TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Additional Investment Information......................................4


PERFORMANCE INFORMATION......................................................8
      Total Return Computations.............................................19
      Comparative Information...............................................19
      Other Performance Information.........................................20


CERTAIN RISK CONSIDERATIONS.................................................21


TRUSTEES AND OFFICERS.......................................................21


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................26
      Investment Manager and Administrator..................................26
      Management and Administration Fees....................................27
      Sub-Adviser...........................................................28
      Investment Companies Managed..........................................28
      Management and Control of NB Management...............................31


DISTRIBUTION ARRANGEMENTS...................................................32


ADDITIONAL PURCHASE INFORMATION.............................................32
      Share Prices and Net Asset Value......................................32
      Automatic Investing and Dollar Cost Averaging.........................33


ADDITIONAL EXCHANGE INFORMATION.............................................33


ADDITIONAL REDEMPTION INFORMATION...........................................36
      Suspension of Redemptions.............................................36
      Redemptions in Kind...................................................37


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................37


ADDITIONAL TAX INFORMATION..................................................38
      Taxation of the Fund..................................................38
      Taxation of the Portfolio.............................................38
      Taxation of the Fund's Shareholders...................................41

                                                                            Page

PORTFOLIO TRANSACTIONS......................................................42
      Portfolio Turnover....................................................44


REPORTS TO SHAREHOLDERS.....................................................44


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................45


CUSTODIAN AND TRANSFER AGENT................................................47


INDEPENDENT AUDITORS........................................................47


LEGAL COUNSEL...............................................................47


APPENDIX A.................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER......................A-1


APPENDIX B.................................................................B-1

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented; or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  Borrowing.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. Foreign Securities. The Portfolio may not invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            Although  the  Portfolio   does  not  have  policies   limiting  its
investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

            Temporary Defensive Position. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

Investment Insight
------------------

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's principals, employees and their families invested in the Neuberger Berman mutual funds.

            Neuberger  Berman  LARGE-CAP  GROWTH Fund seeks long-term  growth of
capital  by  primarily  investing  in  common  stocks  of   large-capitalization
companies with solid fundamentals.

            [MARKETING INFORMATION TO BE ADDED]

RISK MANAGEMENT

            In seeking to reduce risk on the buy side, the managers look for reasonably priced stocks, diversify investments across an array of industries, and avoid making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

Additional Investment Information
---------------------------------

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            ILLIQUID SECURITIES.  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 20% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

            Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            The Portfolio may also purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation.

            CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options on securities. It may also write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs")) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options on securities. It may also write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do). The Portfolio would purchase a call option to offset a previously written call option or to protect against an increase in the price of the securities it intends to purchase.

            PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs).

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the
Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING HEDGING INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures and in corporate debt securities rated below investment grade.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            Investment grade debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Portfolio warrants exposure to the additional level of risk.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities. The Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 15% of its net assets.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or deemed by NB Management to be of comparable quality.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            SWAP AGREEMENTS The portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specific period.

            Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated.

            POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

            OTHER INVESTMENT COMPANIES. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

            POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.


                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost. As of the date of this SAI, the Fund was new and had no performance history.

Total Return Computations
-------------------------

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

Comparative Information
-----------------------

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Value Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information regarding the effects of automatic investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman, LLC ("Neuberger Berman").

Name, Age, and                       Positions Held
Address(1)                           With the Trusts           Principal Occupation(s)(2)
--------------                       ---------------           --------------------------

Faith Colish (63)                    Trustee of each Trust     Attorney  at  Law,   Faith  Colish,
63 Wall Street                                                 Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (65)                 Chairman of the Board,    Principal  of   Neuberger   Berman;
                                     Chief Executive           President   and   Director   of  NB
                                     Officer, and Trustee of   Management;  Chairman of the Board,
                                     each Trust                Chief Executive Officer and Trustee
                                                               of ten other mutual funds for which
                                                               NB  Management  acts as  investment
                                                               manager or administrator.

Howard A. Mileaf (62)                Trustee of each Trust     Vice President and Special  Counsel
WHX Corporation                                                to   WHX    Corporation    (holding
110 East 59th Street                                           company)  since  1992;  Director of
30th Floor                                                     Kevlin Corporation (manufacturer of
New York, NY  10022                                            microwave and other products).

Edward I. O'Brien* (70)              Trustee of each Trust     Until   1993,   President   of  the
12 Woods Lane                                                  Securities   Industry   Association
Scarsdale, NY 10583                                            ("SIA")   (securities    industry's
                                                               representative     in    government
                                                               relations and regulatory matters at
                                                               the  federal  and  state   levels);
                                                               until  November  1993,  employee of
                                                               the SIA;  Director  of Legg  Mason,
                                                               Inc.

John T. Patterson, Jr. (70)          Trustee of each Trust     Retired.Formerly,    President   of
7082 Siena Court                                               SOBRO (South Bronx Overall Economic
Boca Raton, FL33433                                            Development Corporation).

John P. Rosenthal (66)               Trustee of each Trust     Senior  Vice  President  of Burnham
Burnham Securities Inc.                                        Securities   Inc.   (a   registered
Burnham Asset Management Corp.                                 broker-dealer)      since     1991;
1325 Avenue of the Americas                                    Director,      Cancer     Treatment
17th Floor                                                     Holdings, Inc.
New York, NY10019


                                       22


Cornelius T. Ryan (67)               Trustee of each Trust     General  Partner of Oxford Partners
Oxford Bioscience Partners                                     and  Oxford   Bioscience   Partners
315 Post Road West                                             (venture capital  partnerships) and
Westport, CT  06880                                            President    of   Oxford    Venture
                                                               Corporation;  Director  of  Capital
                                                               Cash Management Trust (money market
                                                               fund) and Prime Cash Fund.


Gustave H. Shubert (70)              Trustee of each Trust     Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard                                         Advisory   Trustee   of   Rand   (a
Pacific Palisades, CA  90272                                   non-profit public interest research
                                                               institution)  since 1989;  Honorary
                                                               Member of the Board of Overseers of
                                                               the  Institute  for Civil  Justice,
                                                               the Policy  Advisory  Committee  of
                                                               the  Clinical  Scholars  Program at
                                                               the University of  California,  the
                                                               American    Association   for   the
                                                               Advancement of Science, the Counsel
                                                               on  Foreign   Relations,   and  the
                                                               Institute  for  Strategic   Studies
                                                               (London);  advisor  to the  Program
                                                               Evaluation and Methodology Division
                                                               of  the  U.S.  General   Accounting
                                                               Office;    formerly   Senior   Vice
                                                               President and Trustee of Rand.

Lawrence Zicklin* (62)               President and Trustee     Principal  of   Neuberger   Berman;
                                     of each Trust             Director    of    NB    Management;
                                                               President  and/or  Trustee of seven
                                                               other  mutual  funds  for  which NB
                                                               Management   acts   as   investment
                                                               manager or administrator.


Daniel J. Sullivan (59)              Vice President of each    Senior   Vice   President   of   NB
                                     Trust                     Management    since   1992;    Vice
                                                               President of ten other mutual funds
                                                               for  which  NB  Management  acts as
                                                               investment manager or administrator.


                                       23


Michael J. Weiner (52)               Vice President and        Senior   Vice   President   of   NB
                                     Principal Financial       Management since 1992; Principal of
                                     Officer of each Trust     Neuberger    Berman   since   1998;
                                                               Treasurer  of  NB  Management  from
                                                               1992 to 1996;  Vice  President  and
                                                               Principal  Financial Officer of ten
                                                               other  mutual  funds  for  which NB
                                                               Management   acts   as   investment
                                                               manager or administrator.

Claudia A. Brandon (42)              Secretary of each Trust   Director, Corporate Secretarial, of
                                                               Neuberger    Berman   since   1999;
                                                               formerly   Vice   President  of  NB
                                                               Management;  Secretary of ten other
                                                               mutual    funds    for   which   NB
                                                               Management   acts   as   investment
                                                               manager or administrator.

Richard Russell (52)                 Treasurer and Principal   Vice  President  of  NB  Management
                                     Accounting Officer of     since 1993; Treasurer and Principal
                                     each Trust                Accounting  Officer  of  ten  other
                                                               mutual    funds    for   which   NB
                                                               Management   acts   as   investment
                                                               manager or administrator.

Stacy Cooper-Shugrue (36)            Assistant Secretary of    Assistant    Director,    Corporate
                                     each Trust                Secretarial,  of  Neuberger  Berman
                                                               since 1999; formerly Assistant Vice
                                                               President    of   NB    Management;
                                                               Assistant  Secretary  of ten  other
                                                               mutual    funds    for   which   NB
                                                               Management   acts   as   investment
                                                               manager or administrator.

C. Carl Randolph (61)                Assistant Secretary of    Principal of Neuberger Berman since
                                     each Trust                1992;  Assistant  Secretary  of ten
                                                               other  mutual  funds  for  which NB
                                                               Management   acts   as   investment
                                                               manager or administrator.


                                       24


Barbara DiGiorgio (40)               Assistant                 Assistant   Vice  President  of  NB
                                     Treasurer of each Trust   Management  since  1993;  Assistant
                                                               Treasurer  since  1996 of ten other
                                                               mutual    funds    for   which   NB
                                                               Management   acts   as   investment
                                                               manager or administrator.

Celeste Wischerth (38)               Assistant Treasurer of    Assistant   Vice  President  of  NB
                                     each Trust                Management    since   1994;   prior
                                                               thereto, employee of NB Management;
                                                               Assistant  Treasurer  since 1996 of
                                                               ten other mutual funds for which NB
                                                               Management   acts   as   investment
                                                               manager or administrator.


____________________

(1)  Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of the Trust within the meaning of the
1940 Act.  Messrs.  Egener and Zicklin are  interested  persons by virtue of the fact that they are officers  and/or  directors of NB Management and principals of Neuberger  Berman.
Mr.  O'Brien is an  interested  person by virtue of the fact that he is a director of Legg
Mason,  Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the  Portfolio  and other  funds for which NB  Management  serves as  investment manager.


            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.


                                   TABLE OF COMPENSATION
                               FOR FISCAL YEAR ENDED 8/31/98

                                     Aggregate             Total Compensation from Investment
Name and Position                    Compensation          Companies in the Neuberger Berman
with the Trust                       from the Trust        Fund Complex Paid to Trustees
-----------------                    --------------        -----------------------------------

Faith Colish                         $ 18,281              $ 84,500
Trustee                                                    (5 other investment companies)

Stanley Egener                       $      0              $      0
Chairman of the Board, Chief                               (9 other investment companies)

Howard A. Mileaf                     $ 18,474              $ 52,000
Trustee                                                    (4 other investment companies)

Edward I. O'Brien                    $ 19,799              $ 51,750
Trustee                                                    (3 other investment companies)

John T. Patterson, Jr.               $ 19,993              $ 55,750
Trustee                                                    (4 other investment companies)

John P. Rosenthal                    $ 17,056              $ 47,750
Trustee                                                    (4 other investment companies)

Cornelius T. Ryan                    $ 18,667              $ 48,750
Trustee                                                    (3 other investment companies)

Gustave H. Shubert                   $ 18,474              $ 48,250
Trustee                                                    (3 other investment companies)

Lawrence Zicklin                     $      0              $      0
President and Trustee                                      (5 other investment companies)


At __________,1999, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on ___________, 1999.

            The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996. ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on ____________, 1999, and became subject to it on ____________, 1999.
For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

            Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

            From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

            NB Management provides administrative services to the Fund that includes furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.26% of the Fund's average daily net assets. With the Fund's consent NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate third parties for accounting and other services.

            NB Management has contractually undertaken to reimburse the Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets. This undertaking lasts until December 31, 2002. The Fund has contractually undertaken to reimburse NB Management, until December 31, 2005, for the excess expenses paid by NB Management, provided the reimbursements do not cause the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

            The Management Agreement continues until August 2, 1999. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1999. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Portfolio was authorized to become subject to the Sub-Advisory Agreement on ____________, 1999 and became subject to it on ____________, 1999. The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on ___________, 1999.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues until August 2, 1999 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

            As of  __________,  1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $____ billion. NB Management currently serves as investment manager of the following investment companies:

                                                            Approximate Net
                                                               Assets at
                 Name                                       __________, 1999
                 ----                                     ------------------
Neuberger Berman Cash Reserves                            $
      Portfolio
      (investment portfolio for
      Neuberger Berman Cash Reserves)

Neuberger Berman Government Money                         $
Portfolio
      (investment portfolio for
      Neuberger Berman Government
      Money Fund)

Neuberger Berman High Yield Bond                          $
      Portfolio
      (investment portfolio for
      Neuberger Berman High Yield Bond
      Fund)

Neuberger Berman Limited Maturity Bond                    $
Portfolio
      (investment portfolio for
      Neuberger Berman Limited
      Maturity Bond Fund and Neuberger
      Berman Limited Maturity Bond
      Trust)

Neuberger Berman Municipal Securities                     $
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal
      Securities Trust)

Neuberger Berman Municipal Money                          $
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal Money
      Fund)

Neuberger Berman Focus Portfolio                          $
(investment portfolio for Neuberger
Berman Focus Fund, Neuberger Berman
Focus Trust, and Neuberger Berman
Focus Assets)

Neuberger Berman Genesis Portfolio                        $
      (investment portfolio for
      Neuberger Berman Genesis Fund,
      Neuberger Berman Genesis Trust
      and Neuberger Berman Genesis
      Assets)

Neuberger Berman Guardian Portfolio                       $
      (investment portfolio for
      Neuberger Berman Guardian Fund,
      Neuberger Berman Guardian Trust
      and Neuberger Berman Guardian
      Assets)

Neuberger Berman International Portfolio                  $
      (investment portfolio for
      Neuberger Berman International
      Fund and Neuberger Berman
      International Trust)

Neuberger Berman Manhattan Portfolio                      $
      (investment portfolio for
      Neuberger Berman Manhattan Fund,
      Neuberger Berman Manhattan Trust
      and Neuberger Berman Manhattan
      Assets)

Neuberger Berman Millennium Portfolio                     $
      (investment portfolio for
      Neuberger Berman Millennium Fund
      and Neuberger Berman Millennium
      Trust)

Neuberger Berman Partners Portfolio                       $
      (investment portfolio for
      Neuberger Berman Partners Fund,
      Neuberger Berman Partners Trust
      and Neuberger Berman Partners
      Assets)

Neuberger Berman Regency Portfolio                        $
      (investment portfolio for
      Neuberger Berman Regency Fund
      and Neuberger Berman Regency
      Trust)

Neuberger Berman Socially Responsive                      $
Portfolio
      (investment portfolio for
      Neuberger Berman Socially
      Responsive Fund, Neuberger
      Berman Socially Responsive
      Trust, Neuberger Berman NYCDC
      Socially Responsive Trust and
      Neuberger Berman Socially
      Responsive Assets)

Advisers Managers Trust                                   $
      (eight series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Management and Control of NB Management
---------------------------------------

            The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Michael J. Weiner, Senior Vice President; Patrick T. Byrne, Vice President; Valerie Chang, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Susan Stang, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Benjamin Segal, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Ellen Metzger, Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

            Messrs. Egener and Zicklin are trustees and officers and Messrs. Russell, Sullivan and Weiner and Mmes. DiGiorgio and Wischerth are officers of the Trusts.

            All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.


                            DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreements.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Managers Trust believe accurately reflects fair value.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

            Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

            Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other series of the Trust or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
------------

   Neuberger Berman Focus Fund            Invests principally in common stocks selected
                                          from  13   multi-industry   sectors   of  the
                                          economy.  To maximize  potential return,  the
                                          Portfolio  normally makes at least 90% of its
                                          investments  in not more than six  sectors of
                                          the  economy   believed   by  the   portfolio
                                          managers to be undervalued.

   Neuberger Berman Genesis Fund          Invests primarily in stocks of companies with
                                          small  market  capitalizations  (up  to  $1.5
                                          billion  at  the  time  of  the   Portfolio's
                                          investment).  Portfolio  managers seek to buy
                                          the stocks of strong companies with a history
                                          of solid  performance and a proven management
                                          team, which are selling at attractive prices.

   Neuberger Berman Guardian Fund         A  growth  and  income   fund  that   invests
                                          primarily    in   stocks   of    established,
                                          high-quality  companies  that  are  not  well
                                          followed  on Wall  Street or are  temporarily
                                          out of favor.

   Neuberger Berman International Fund    Seeks  long-term   capital   appreciation  by
                                          investing  primarily in foreign stocks of any
                                          capitalization,  both in developed  economies
                                          and in emerging  markets.  Portfolio  manager
                                          seeks undervalued companies in countries with
                                          strong potential for growth.

   Neuberger Berman Manhattan Fund        Invests in  securities  believed  to have the
                                          maximum   potential  for  long-term   capital
                                          appreciation.  Portfolio managers seek stocks
                                          of  companies  that are  projected to grow at
                                          above-average  rates  and that  appear to the
                                          managers  poised for a period of  accelerated
                                          earnings.

   Neuberger Berman Millennium Fund       Seeks   long-term   growth  of   capital   by
                                          investing   primarily  in  common  stocks  of
                                          small-capitalization   companies,   which  it
                                          defines as those with a total market value of
                                          no more  than  $1.5  billion  at the  time of
                                          initial investment. The portfolio co-managers
                                          take a growth  approach  to stock  selection,
                                          looking  for new  companies  that  are in the
                                          developmental   stage   as  well   as   older
                                          companies  that appear poised to grow because
                                          of  new  products,   markets  or  management.
                                          Factors  in   identifying   these  firms  may
                                          include financial strength, a strong position
                                          relative  to  competitors  and a stock  price
                                          that is  reasonable  relative  to its  growth
                                          rate.


                                       35


   Neuberger Berman Partners Fund         Seeks capital growth through an approach that
                                          is   intended  to   increase   capital   with
                                          reasonable risk.  Portfolio  managers look at
                                          fundamentals,  focusing  particularly on cash
                                          flow, return on capital, and asset values.

   Neuberger Berman Regency Fund          Seeks   long-term   growth  of   capital   by
                                          investing   primarily  in  common  stocks  of
                                          mid-capitalization    companies   which   the
                                          manager believes have solid fundamentals.

   Neuberger Berman                       Seeks  long-term   capital   appreciation  by
   Socially Responsive Fund               investing in common stocks of companies  that
                                          meet both financial and social criteria.


    INCOME FUNDS
    ------------

    Neuberger Berman                      A U.S.  Government  money market fund seeking
    Government Money Fund                 maximum  safety and liquidity and the highest
                                          available  current income.  The corresponding
                                          portfolio   invests  only  in  U.S.  Treasury
                                          obligations    and   other    money    market
                                          instruments  backed  by the  full  faith  and
                                          credit  of the  United  States.  It  seeks to
                                          maintain a constant  purchase and  redemption
                                          price of $1.00.

    Neuberger Berman Cash Reserves        A  money  market  fund  seeking  the  highest
                                          current  income  consistent  with  safety and
                                          liquidity.    The   corresponding   portfolio
                                          invests   in   high-quality    money   market
                                          instruments.  It seeks to maintain a constant
                                          purchase and redemption price of $1.00.

   Neuberger  Berman                      Seeks the highest  current income  consistent
   Limited  Maturity Bond Fund            with low risk to principal and liquidity and,
                                          secondarily,  total return. The corresponding
                                          portfolio   invests   in   debt   securities,
                                          primarily investment grade; maximum 10% below
                                          investment  grade,  but no  lower  than  B.*/
                                          Maximum average duration of four years.

   Neuberger Berman                       Seeks high current  income and,  secondarily,
   High Yield Bond Fund                   capital  growth,  by  investing  primarily in
                                          lower-rated debt securities;  also invests in
                                          investment   grade    income-producing    and
                                          non-income-producing    debt    and    equity
                                          securities.


                                       36


MUNICIPAL FUNDS
---------------

   Neuberger Berman                       A  money  market  fund  seeking  the  maximum
   Municipal Money Fund                   current  income  exempt from  federal  income
                                          tax,  consistent  with safety and  liquidity.
                                          The   corresponding   portfolio   invests  in
                                          high-quality,       short-term      municipal
                                          securities.  It seeks to  maintain a constant
                                          purchase and redemption price of $1.00.

Neuberger Berman Municipal                Seeks high current tax-exempt income with low
Securities Trust                          risk to principal, limited price fluctuation,
                                          and liquidity and, secondarily, total return.
                                          The   corresponding   portfolio   invests  in
                                          investment   grade   municipal    securities.
                                          Maximum average duration of 10 years.


____________________
*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.


            The Fund described herein, and any of the Neuberger Berman Funds described above, may terminate or modify its exchange privilege in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Neuberger Berman Income and Municipal Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

            There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income, (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

            A cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

            Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

            To qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

Taxation of the Portfolio
-------------------------

            Certain investment portfolios managed by NB management have received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, NB Management believes the reasoning thereof and hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts and listed options thereon subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section

1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

            The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

Taxation of the Fund's Shareholders
-----------------------------------

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

            The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

            As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.



                             PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the writing of covered call options on its securities.

            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act,  commissions  paid by the Portfolio to Neuberger
Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The  Portfolio  expects  that  it  will  execute  a  portion  of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of the Portfolio and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Jennifer K. Silver and [insert name of co-manager], each of whom is a Vice President of NB Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. Ms. Silver is a principal of Neuberger Berman, LLC.

Portfolio Turnover
------------------

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

            The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has ten separate operating series. Each series of the Trust invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."


            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

The Portfolio
-------------

            The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

            FUND'S INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Series of three other investment companies, Neuberger Berman Equity Trust ("Equity Trust"), Neuberger Berman Equity Assets ("Equity Assets") and Neuberger Berman Equity Series ("Equity Series"), invest all of their respective net assets in corresponding Portfolios of Managers Trust. Equity Trust, Equity Assets and Equity Series do not sell their shares directly to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Trust and Equity Assets) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Trust and Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by a series of Equity Trust or Equity Assets or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for their securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. In addition, State Street serves as transfer agent for the Portfolio.


                              INDEPENDENT AUDITORS

            The  Fund  and  Portfolio   have  selected   [name  of   independent
accountants] as the independent accountants who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                   Appendix A


                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P corporate bond ratings:
         --------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's corporate bond ratings:
         ------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


         S&P commercial paper ratings:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.
     -    High rates of return on funds employed.
     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 85 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Financial Statements and Exhibits.

(a)         Financial Statements:  None.

(b)         Exhibits:

            Exhibit
            Number                              Description
            -------                             -----------
            (a)    (1)           Certificate of Trust.  Incorporated by
                                 Reference to Post-Effective Amendment No. 70 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-95-000314.

                   (2)           Restated Certificate of Trust. Incorporated by
                                 Reference to Post-Effective Amendment No. 82 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 00008988432-98-000840.

                   (3)           Trust Instrument of Neuberger Berman Equity
                                 Funds.  Incorporated by Reference to
                                 Post-Effective Amendment No. 70 to Registrant's
                                 Registration Statement, File Nos. 2-11357 and
                                 811-582, EDGAR Accession No. 0000898432-95-000314.

                   (4)           Schedule A - Current Series of Neuberger Berman
                                 Equity Funds.  To Be Filed by Amendment.

            (b)                  By-laws of Neuberger Berman Equity Funds.
                                 Incorporated by Reference to Post-Effective
                                 Amendment No. 70 to Registrant's Registration
                                 Statement, File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-95-000314.

            (c)    (1)           Trust Instrument of Neuberger Berman Equity
                                 Funds, Articles IV, V, and VI.  Incorporated by
                                 Reference to Post-Effective Amendment No. 70 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-95-000314.

                   (2)           By-Laws of Neuberger Berman Equity Funds,
                                 Articles V, VI, and VIII. Incorporated by
                                 Reference to Post-Effective Amendment No. 70 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-95-000314.

            (d)    (1)    (i)    Management Agreement Between Equity Managers
                                 Trust and Neuberger Berman Management Inc.
                                 Incorporated by Reference to Post-Effective
                                 Amendment No. 70 to Registrant's Registration
                                 Statement, File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-95-000314.




                          (ii)   Schedule A - Series of Equity Managers Trust
                                 Currently Subject to the Management Agreement.
                                 To Be Filed by Amendment.

                          (iii)  Schedule B - Schedule of Compensation Under the
                                 Management Agreement. To Be Filed by Amendment.

                   (2)    (i)    Sub-Advisory Agreement Between Neuberger Berman
                                 Management Inc. and Neuberger Berman, LLC with
                                 Respect to Equity Managers Trust.  Incorporated
                                 by Reference to Post-Effective Amendment No. 70
                                 to Registrant's Registration Statement, File
                                 Nos. 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-95-000314.

                          (ii)   Schedule A - Series of Equity Managers Trust
                                 Currently Subject to the Sub-Advisory
                                 Agreement. To Be Filed by Amendment.

                   (3)    (i)    Management Agreement Between Global Managers
                                 Trust and Neuberger Berman Management Inc..
                                 Incorporated by Reference to Post-Effective
                                 Amendment No. 74 to Registrant's Registration
                                 Statement, File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-95-000426.

                          (ii)   Schedule A - Series of Global Managers Trust
                                 Currently Subject to the Management Agreement.
                                 Incorporated by Reference to Post-Effective
                                 Amendment No. 74 to Registrant's Registration
                                 Statement, File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-95-000426.

                          (iii)  Schedule B - Schedule of Compensation  Under the
                                 Management Agreement.  Incorporated by Reference
                                 to   Post-Effective    Amendment   No.   74   to
                                 Registrant's  Registration Statement,  File Nos.
                                 2-11357  and  811-582,   EDGAR   Accession   No.
                                 0000898432-95-000426.

                   (4)    (i)    Sub-Advisory Agreement Between Neuberger Berman
                                 Management Inc. and Neuberger Berman, LLC with
                                 Respect to Global Managers Trust.  Incorporated
                                 by Reference to Post-Effective Amendment No. 74
                                 to Registrant's Registration Statement, File
                                 Nos. 2-11357 and 811-582, EDGAR Accession
                                 No. 0000898432-95-000426.

                          (ii)   Schedule A - Series of Global Managers Trust
                                 Currently Subject to the Sub-Advisory
                                 Agreement.  Incorporated by Reference to
                                 Post-Effective Amendment No. 74 to Registrant's
                                 Registration Statement, File Nos. 2-11357 and
                                 811-582, EDGAR Accession No. 0000898432-95-000426.

            (e)    (1)    Distribution Agreement Between Neuberger Berman
                          Equity Funds and Neuberger Berman Management Inc.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 77 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582, EDGAR Accession
                          No. 0000898432-97-000516.

                   (2)    Schedule A - Series of Neuberger Berman Equity Funds
                          Currently Subject to the Distribution Agreement. To
                          Be Filed by Amendment.

            (f)           Bonus, Profit Sharing or Pension Plans.  None.


                                       2



            (g)    (1)    Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582, EDGAR Accession
                          No. 0000898432-95-000426.

                   (2)    Schedule of Compensation under the Custodian
                          Contract. Incorporated by Reference to Post-Effective
                          Amendment No. 76 to Registrant's Registration
                          Statement, File Nos. 2-11357 and 811-582, EDGAR
                          Accession No. 0000898432-96-000525.

            (h)    (1)    (i)    Transfer Agency and Service Agreement Between
                                 Neuberger Berman Equity Funds and State Street
                                 Bank and Trust Company.  Incorporated by
                                 Reference to Post-Effective Amendment No. 70 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-95-000314.

                          (ii)   First Amendment to Transfer Agency and Service
                                 Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company.
                                 Incorporated by Reference to Post-Effective
                                 Amendment No. 70 to Registrant's Registration
                                 Statement, File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-95-000314.

                          (iii)  Second  Amendment to Transfer Agency and Service
                                 Agreement  between Neuberger Berman Equity Funds
                                 and  State   Street  Bank  and  Trust   Company.
                                 Incorporated  by  Reference  to   Post-Effective
                                 Amendment  No. 77 to  Registrant's  Registration
                                 Statement,  File Nos. 2-11357 and 811-582, EDGAR
                                 Accession No. 0000898432-97-000516.

                          (v)    Schedule of Compensation under the Transfer
                                 Agency and Service Agreement. Incorporated by
                                 Reference to Post-Effective Amendment No. 76 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582, EDGAR Accession No.
                                 0000898432-96-000525.

                   (2)    (i)    Administration Agreement Between Neuberger
                                 Berman Equity Funds and Neuberger Berman
                                 Management Inc. Incorporated by Reference to
                                 Post-Effective Amendment No. 77 to Registrant's
                                 Registration Statement, File Nos. 2-11357 and
                                 811-582, EDGAR Accession No.  0000898432-97-000516.

                          (ii)   Schedule A - Series of Neuberger Berman Equity
                                 Funds Currently Subject to the Administration
                                 Agreement. To Be Filed by Amendment.

                          (iii)  Schedule B - Schedule of Compensation Under the
                                 Administration Agreement. To Be Filed by Amendment.

            (i)           Opinion and Consent of Counsel. To Be Filed by
                          Amendment.

            (j)           Consent of Independent Auditors.  None.

            (k)           Financial Statements Omitted from Prospectus.  None.


                                       3


            (l)           Letter of Investment Intent.  None.

            (m)           Plan Pursuant to Rule 12b-1.  None.

            (n)           Financial Data Schedule.  None.

            (o)           Plan Pursuant to Rule 18f-3.  None.

Item 24.    Persons Controlled By or Under Common Control with Registrant.

        No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master funds in which it invests, Equity Managers Trust and Global Managers Trust.)

Item 25.    Indemnification.

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

        Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

        Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Adviser and Sub-Adviser.

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Brooke A. Cobb                     Chief   Investment   Officer,    Bainco   International
Vice President,                    Investors.  Senior Vice President and Senior  Portfolio
NB Management                      Manager, Putnam Investments.(1)

Barbara DiGiorgio,                 Assistant   Treasurer,    Neuberger   Berman   Advisers
Assistant Vice President,          Management   Trust;   Assistant   Treasurer,   Advisers
NB Management                      Managers Trust;  Assistant Treasurer,  Neuberger Berman
                                   Income Funds;  Assistant  Treasurer,  Neuberger  Berman
                                   Income Trust;  Assistant  Treasurer,  Neuberger  Berman
                                   Equity Funds;  Assistant  Treasurer,  Neuberger  Berman
                                   Equity  Trust;  Assistant  Treasurer,  Income  Managers
                                   Trust;  Assistant  Treasurer,  Equity  Managers  Trust;
                                   Assistant Treasurer,  Global Managers Trust;  Assistant
                                   Treasurer,  Neuberger  Berman Equity Assets;  Assistant
                                   Treasurer, Neuberger Berman Equity Series.

Stanley Egener                     Chairman  of the Board and  Trustee,  Neuberger  Berman
President and Director,            Advisers  Management  Trust;  Chairman of the Board and
NB Management; Principal,          Trustee, Advisers Managers Trust; Chairman of the Board
Neuberger Berman                   and Trustee, Neuberger Berman Income Funds; Chairman of
                                   the Board and Trustee,  Neuberger  Berman Income Trust;
                                   Chairman  of the Board and  Trustee,  Neuberger  Berman
                                   Equity  Funds;  Chairman  of  the  Board  and  Trustee,
                                   Neuberger  Berman Equity  Trust;  Chairman of the Board
                                   and Trustee,  Income  Managers  Trust;  Chairman of the
                                   Board and Trustee,  Equity Managers Trust;  Chairman of
                                   the Board and Trustee,  Global Managers Trust; Chairman
                                   of the  Board  and  Trustee,  Neuberger  Berman  Equity
                                   Assets;  Chairman of the Board and  Trustee,  Neuberger
                                   Berman Equity Series.


____________________
(1)  Until 1997.


                                       6


Theodore P. Giuliano               President  and Trustee,  Neuberger  Berman  Income
Vice President and                 Funds;  President  and Trustee,  Neuberger  Berman
Director, NB Management;           Income  Trust;   President  and  Trustee,   Income
Principal, Neuberger Berman        Managers Trust.

Michael F. Malouf                  Portfolio Manager, Dresdner RCM Global Investors.(2)
Vice President, NB Management

S. Basu Mullick                    Portfolio Manager, Ark Asset Management.(3)
Vice President NB Management

C. Carl Randolph                   Assistant  Secretary,  Neuberger  Berman  Advisers
Principal, Neuberger Berman        Management Trust;  Assistant  Secretary,  Advisers
                                   Managers  Trust;  Assistant  Secretary,  Neuberger
                                   Berman   Income   Funds;    Assistant   Secretary,
                                   Neuberger    Berman   Income   Trust;    Assistant
                                   Secretary,    Neuberger   Berman   Equity   Funds;
                                   Assistant   Secretary,   Neuberger  Berman  Equity
                                   Trust; Assistant Secretary, Income Managers Trust;
                                   Assistant   Secretary,   Equity   Managers  Trust;
                                   Assistant   Secretary,   Global   Managers  Trust;
                                   Assistant   Secretary,   Neuberger  Berman  Equity
                                   Assets;  Assistant  Secretary,   Neuberger  Berman
                                   Equity Series.

Ingrid Saukaitis                   Project Director, Council on Economic Priorities.(4)
Assistant Vice President,
NB Management

Richard Russell                    Treasurer,  Neuberger  Berman Advisers  Management
Vice President,                    Trust;   Treasurer,   Advisers   Managers   Trust;
NB Management                      Treasurer,    Neuberger   Berman   Income   Funds;
                                   Treasurer,    Neuberger   Berman   Income   Trust;
                                   Treasurer,    Neuberger   Berman   Equity   Funds;
                                   Treasurer,    Neuberger   Berman   Equity   Trust;
                                   Treasurer,   Income  Managers  Trust;   Treasurer,
                                   Equity Managers Trust; Treasurer,  Global Managers
                                   Trust; Treasurer,  Neuberger Berman Equity Assets;
                                   Treasurer, Neuberger Berman Equity Series.


____________________
(2)  Until 1998.
(3)  Until 1998.
(4)  Until 1997.


                                       7


Jennifer K. Silver                 Portfolio Manager and Director, Putnum Investments.(5)
Vice President, NB Management,
Principal, Neuberger Berman


Daniel J. Sullivan                 Vice   President,    Neuberger   Berman   Advisers
Senior Vice President,             Management   Trust;   Vice   President,   Advisers
NB Management                      Managers Trust;  Vice President,  Neuberger Berman
                                   Income Funds;  Vice  President,  Neuberger  Berman
                                   Income Trust;  Vice  President,  Neuberger  Berman
                                   Equity Funds;  Vice  President,  Neuberger  Berman
                                   Equity  Trust;  Vice  President,  Income  Managers
                                   Trust; Vice President, Equity Managers Trust; Vice
                                   President,  Global Managers Trust; Vice President,
                                   Neuberger  Berman Equity Assets;  Vice  President,
                                   Neuberger Berman Equity Series.

Michael J. Weiner                  Vice   President,    Neuberger   Berman   Advisers
Senior Vice President,             Management   Trust;   Vice   President,   Advisers
NB Management;                     Managers Trust;  Vice President,  Neuberger Berman
Principal, Neuberger Berman        Income Funds;  Vice  President,  Neuberger  Berman
                                   Income Trust;  Vice  President,  Neuberger  Berman
                                   Equity Funds;  Vice  President,  Neuberger  Berman
                                   Equity  Trust;  Vice  President,  Income  Managers
                                   Trust; Vice President, Equity Managers Trust; Vice
                                   President,  Global Managers Trust; Vice President,
                                   Neuberger  Berman Equity Assets;  Vice  President,
                                   Neuberger Berman Equity Series.

Allan R. White III                 Portfolio Manager, Salomon Asset Management.(6)
Vice President, NB Management;
Principal, Neuberger Berman


____________________
(5)  Until 1997.
(6)  Until 1998.


                                        8


Celeste Wischerth,                 Assistant  Treasurer,  Neuberger  Berman  Advisers
Assistant Vice President,          Management Trust;  Assistant  Treasurer,  Advisers
NB Management                      Managers  Trust;  Assistant  Treasurer,  Neuberger
                                   Berman   Income   Funds;    Assistant   Treasurer,
                                   Neuberger    Berman   Income   Trust;    Assistant
                                   Treasurer,    Neuberger   Berman   Equity   Funds;
                                   Assistant   Treasurer,   Neuberger  Berman  Equity
                                   Trust; Assistant Treasurer, Income Managers Trust;
                                   Assistant   Treasurer,   Equity   Managers  Trust;
                                   Assistant   Treasurer,   Global   Managers  Trust;
                                   Assistant   Treasurer,   Neuberger  Berman  Equity
                                   Assets;  Assistant  Treasurer,   Neuberger  Berman
                                   Equity Series.

Lawrence Zicklin                   President and Trustee,  Neuberger  Berman Advisers
Director, NB Management;           Management Trust; President and Trustee,  Advisers
Principal, Neuberger Berman        Managers Trust;  President and Trustee,  Neuberger
                                   Berman  Equity   Funds;   President  and  Trustee,
                                   Neuberger  Berman  Equity  Trust;   President  and
                                   Trustee, Neuberger Berman Equity Assets, President
                                   and  Trustee,   Neuberger   Berman  Equity  Funds;
                                   President  and  Trustee,  Global  Managers  Trust;
                                   President  and  Trustee,  Equity  Managers  Trust;
                                   President  and Trustee,  Neuberger  Berman  Equity
                                   Series.

        The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.  Principal Underwriters.

          (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger Berman Advisers Management Trust
               Neuberger Berman Equity Trust
               Neuberger Berman Equity Assets
               Neuberger Berman Equity Series
               Neuberger Berman Income Funds
               Neuberger Berman Income Trust

          NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

        (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                 WITH REGISTRANT
    ----                            ---------------------            ---------------------

    Ramesh Babu                     Assistant Vice President         None

    Patrick T. Byrne                Vice President                   None

    Richard A. Cantor               Chairman of the Board            None

    Valerie Chang                   Vice President                   None

    Brooke A. Cobb                  Vice President                   None

    Robert Conti                    Treasurer                        None

    Robert W. D'Alelio              Vice President                   None

    Clara Del Villar                Vice President                   None

    Barbara DiGiorgio               Assistant Vice President         Assistant Treasurer

    Stanley Egener                  President and Director           Chairman of the Board,
                                                                     Chief Executive Officer,
                                                                     and Trustee

    Brian J. Gaffney                Vice President                   None

    Joseph G. Galli                 Vice President                   None

    Robert I. Gendelman             Vice President                   None

    Theodore P. Giuliano            Vice President and Director      None

    Michael M. Kassen               Vice President and Director      None

    Robert L. Ladd                  Assistant Vice President         None

    Irwin Lainoff                   Director                         None

    Josephine Mahaney               Vice President                   None

    Michael F. Malouf               Vice President                   None

    Carmen G. Martinez              Assistant Vice President         None

    Ellen Metzger                   Secretary                        None

    S. Basu Mullick                 Vice President                   None

    Janet W. Prindle                Vice President                   None

    Joseph S. Quirk                 Assistant Vice President         None

    Kevin L. Risen                  Vice President                   None

    Richard Russell                 Vice President                   Treasurer and Principal
                                                                     Accounting Officer

    Ingrid Saukaitis                Assistant Vice President         None

    Benjamin Segal                  Assistant Vice President         None

    Jennifer K. Silver              Vice President                   None


                                       10

    Kent C. Simons                  Vice President                   None

    Frederick B. Soule              Vice President                   None

    Susan Stang                     Vice President                   None

    Daniel J. Sullivan              Senior Vice President            Vice President

    Peter E. Sundman                Senior Vice President            None

    Andrea Trachtenberg             Senior Vice President            None

    Judith M. Vale                  Vice President                   None

    Josephine Velez                 Assistant Vice President         None

    Susan Walsh                     Vice President                   None

    Catherine Waterworth            Vice President                   None

    Michael J. Weiner               Senior Vice President            Vice President and
                                                                     Principal Financial Officer

    Allan R. White III              Vice President                   None

    Celeste Wischerth               Assistant Vice President         Assistant Treasurer

    Lawrence Zicklin                Director                         Trustee and President

        (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 29.    Management Services

        Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings

        None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused this Post-Effective Amendment No. 85 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of August, 1999.

                              EQUITY MANAGERS TRUST


                                By:  /s/ Lawrence Zicklin
                                     --------------------
                                     Lawrence Zicklin
                                     President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 85 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                               Date
---------                     -----                               ----


/s/ Faith Colish              Trustee                       August 5, 1999
----------------
Faith Colish


/s/ Stanley Egener            Chairman of the Board         August 5, 1999
------------------              and Trustee (Chief
Stanley Egener                  Executive Officer)

/s/ Howard A. Mileaf          Trustee                       August 5, 1999
--------------------
Howard A. Mileaf


/s/ Edward I. O'Brien         Trustee                       August 5, 1999
---------------------
Edward I. O'Brien


                      (signatures continued on next page)

Signature                     Title                               Date
---------                     -----                               ----


/s/ John T. Patterson, Jr.    Trustee                       August 5, 1999
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal         Trustee                       August 5, 1999
---------------------
John P. Rosenthal


/s/ Cornelius T. Ryan         Trustee                       August 5, 1999
---------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert        Trustee                       August 5, 1999
---------------------
Gustave H. Shubert


/s/ Lawrence Zicklin          President and Trustee         August 5, 1999
--------------------
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President                August 5, 1999
---------------------          (Principal Financial
Michael J. Weiner               Officer)

/s/ Richard Russell           Treasurer                     August 5, 1999
-------------------            (Principal Accounting
Richard Russell                 Officer)

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS has duly caused this Post-Effective Amendment No. 85 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of August, 1999.

                         NEUBERGER BERMAN EQUITY FUNDS


                           By: /s/ Lawrence Zicklin
                               --------------------
                               Lawrence Zicklin
                               President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 85 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                               Date
---------                     -----                               ----


/s/ Faith Colish              Trustee                       August 5, 1999
----------------
Faith Colish


/s/ Stanley Egener            Chairman of the Board         August 5, 1999
------------------             and Trustee (Chief
Stanley Egener                 Executive Officer)


/s/ Howard A. Mileaf          Trustee                       August 5, 1999
--------------------
Howard A. Mileaf


/s/ Edward I. O'Brien         Trustee                       August 5, 1999
---------------------
Edward I. O'Brien



                      (signatures continued on next page)

Signature                     Title                               Date
---------                     -----                               ----


/s/ John T. Patterson, Jr.    Trustee                       August 5, 1999
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal         Trustee                       August 5, 1999
---------------------
John P. Rosenthal


/s/ Gustave H. Shubert        Trustee                       August 5, 1999
----------------------
Gustave H. Shubert


/s/ Lawrence Zicklin          President                     August 5, 1999
--------------------          and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President                August 5, 1999
---------------------         (Principal Financial
Michael J. Weiner             Officer)

/s/ Richard Russell           Treasurer                     August 5, 1999
-------------------           (Principal Accounting
Richard Russell                Officer)

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 85 ON FORM N-1A
                                INDEX TO EXHIBITS


  Exhibit
  Number                                          Description
  ------                                          -----------

     (a)  (1)            Certificate   of  Trust.   Incorporated   by   Reference  to
                         Post-Effective Amendment No. 70 to Registrant's Registration
                         Statement,  File Nos.  2-11357 and 811-582,  EDGAR Accession
                         No. 0000898432-95-000314.

          (2)            Restated Certificate of Trust.  Incorporated by reference to
                         Post-Effective Amendment No. 82 to Registrant's Registration
                         Statement,  File Nos.  2-11357 and 811-582,  EDGAR Accession
                         No. 00008988432-98-000840.

          (3)            Trust   Instrument   of  Neuberger   Berman   Equity  Funds.
                         Incorporated by Reference to Post-Effective Amendment No. 70
                         to Registrant's  Registration  Statement,  File Nos. 2-11357
                         and 811-582, EDGAR Accession No. 0000898432-95-000314.

          (4)            Schedule  A - Current  Series  of  Neuberger  Berman  Equity
                         Funds. To Be Filed by Amendment.

     (b)                 By-laws of Neuberger  Berman Equity Funds.  Incorporated  by
                         Reference to Post-Effective Amendment No. 70 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000314.

     (c)  (1)            Trust Instrument of Neuberger Berman Equity Funds,  Articles
                         IV, V, and VI.  Incorporated by Reference to  Post-Effective
                         Amendment  No. 70 to  Registrant's  Registration  Statement,
                         File  Nos.   2-11357  and  811-582,   EDGAR   Accession  No.
                         0000898432-95-000314.

          (2)            By-Laws of Neuberger  Berman Equity  Funds,  Articles V, VI,
                         and  VIII.   Incorporated  by  Reference  to  Post-Effective
                         Amendment  No. 70 to  Registrant's  Registration  Statement,
                         File  Nos.   2-11357  and  811-582,   EDGAR   Accession  No.
                         0000898432-95-000314.

     (d)  (1)  (i)       Management  Agreement  Between  Equity  Managers  Trust  and
                         Neuberger Berman  Management Inc.  Incorporated by Reference
                         to   Post-Effective   Amendment   No.  70  to   Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000314.

               (ii)      Schedule  A - Series  of  Equity  Managers  Trust  Currently
                         Subject  to  the  Management  Agreement.   To  Be  Filed  by
                         Amendment.

               (iii)     Schedule B - Schedule of  Compensation  Under the Management
                         Agreement. To Be Filed by Amendment.





          (2)  (i)       Sub-Advisory  Agreement  Between Neuberger Berman Management
                         Inc.  and  Neuberger  Berman,  LLC with  Respect  to  Equity
                         Managers Trust.  Incorporated by Reference to Post-Effective
                         Amendment  No. 70 to  Registrant's  Registration  Statement,
                         File  Nos.   2-11357  and  811-582,   EDGAR   Accession  No.
                         0000898432-95-000314.

               (ii)      Schedule  A - Series  of  Equity  Managers  Trust  Currently
                         Subject  to  the  Sub-Advisory  Agreement.  To Be  Filed  by
                         Amendment.

          (3)  (i)       Management  Agreement  Between  Global  Managers  Trust  and
                         Neuberger Berman Management Inc..  Incorporated by Reference
                         to   Post-Effective   Amendment   No.  74  to   Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000426.

               (ii)      Schedule  A - Series  of  Global  Managers  Trust  Currently
                         Subject  to  the  Management   Agreement.   Incorporated  by
                         Reference to Post-Effective Amendment No. 74 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000426.

               (iii)     Schedule B - Schedule of  Compensation  Under the Management
                         Agreement.   Incorporated  by  Reference  to  Post-Effective
                         Amendment  No. 74 to  Registrant's  Registration  Statement,
                         File  Nos.   2-11357  and  811-582,   EDGAR   Accession  No.
                         0000898432-95-000426.

          (4)  (i)       Sub-Advisory  Agreement  Between Neuberger Berman Management
                         Inc.  and  Neuberger  Berman,  LLC with  Respect  to  Global
                         Managers Trust.  Incorporated by Reference to Post-Effective
                         Amendment  No. 74 to  Registrant's  Registration  Statement,
                         File  Nos.   2-11357  and  811-582,   EDGAR   Accession  No.
                         0000898432-95-000426.

               (ii)      Schedule  A - Series  of  Global  Managers  Trust  Currently
                         Subject  to  the  Sub-Advisory  Agreement.  Incorporated  by
                         Reference to Post-Effective Amendment No. 74 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000426.

     (e)  (1)            Distribution Agreement Between Neuberger Berman Equity Funds
                         and  Neuberger  Berman   Management  Inc.   Incorporated  by
                         Reference to Post-Effective Amendment No. 77 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-97-000516.

          (2)            Schedule  A  -  Series  of  Neuberger  Berman  Equity  Funds
                         Currently Subject to the Distribution Agreement. To Be Filed
                         by Amendment.

     (f)                 Bonus, Profit Sharing or Pension Plans.  None.

     (g)  (1)            Custodian Contract Between Neuberger Berman Equity Funds and
                         State  Street  Bank  and  Trust  Company.   Incorporated  by
                         Reference to Post-Effective Amendment No. 74 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-95-000426.


                                        2


          (2)            Schedule  of  Compensation  under  the  Custodian  Contract.
                         Incorporated by Reference to Post-Effective Amendment No. 76
                         to Registrant's  Registration  Statement,  File Nos. 2-11357
                         and 811-582, EDGAR Accession No. 0000898432-96-000525.

     (h)  (1)  (i)       Transfer  Agency and  Service  Agreement  Between  Neuberger
                         Berman Equity Funds and State Street Bank and Trust Company.
                         Incorporated by Reference to Post-Effective Amendment No. 70
                         to Registrant's  Registration  Statement,  File Nos. 2-11357
                         and 811-582, EDGAR Accession No. 0000898432-95-000314.

               (ii)      First  Amendment  to Transfer  Agency and Service  Agreement
                         Between  Neuberger Berman Equity Funds and State Street Bank
                         and   Trust   Company.    Incorporated   by   Reference   to
                         Post-Effective Amendment No. 70 to Registrant's Registration
                         Statement,  File Nos.  2-11357 and 811-582,  EDGAR Accession
                         No. 0000898432-95-000314.

               (iii)     Second  Amendment to Transfer  Agency and Service  Agreement
                         between  Neuberger Berman Equity Funds and State Street Bank
                         and   Trust   Company.    Incorporated   by   Reference   to
                         Post-Effective Amendment No. 77 to Registrant's Registration
                         Statement,  File Nos.  2-11357 and 811-582,  EDGAR Accession
                         No. 0000898432-97-000516.

               (v)       Schedule  of  Compensation  under the  Transfer  Agency  and
                         Service    Agreement.    Incorporated    by   Reference   to
                         Post-Effective Amendment No. 76 to Registrant's Registration
                         Statement,  File Nos.  2-11357 and 811-582,  EDGAR Accession
                         No. 0000898432-96-000525.

          (2)  (i)       Administration  Agreement  Between  Neuberger  Berman Equity
                         Funds and Neuberger Berman  Management Inc.  Incorporated by
                         Reference to Post-Effective Amendment No. 77 to Registrant's
                         Registration Statement, File Nos. 2-11357 and 811-582, EDGAR
                         Accession No. 0000898432-97-000516.

               (ii)      Schedule  A  -  Series  of  Neuberger  Berman  Equity  Funds
                         Currently  Subject to the  Administration  Agreement.  To Be
                         Filed by Amendment.

               (iii)     Schedule   B  -   Schedule   of   Compensation   Under   the
                         Administration Agreement. To Be Filed by Amendment.

     (i)       Opinion and Consent of Counsel.  To Be Filed by Amendment.

     (j)       Consent of Independent Auditors.  None.

     (k)       Financial Statements Omitted from Prospectus.  None.

     (l)       Letter of Investment Intent.  None.

     (m)       Plan Pursuant to Rule 12b-1.  None.

     (n)       Financial Data Schedule.  None.

     (o)       Plan Pursuant to Rule 18f-3.  None.


                                        4